Derivatives and Fair Value Disclosures - Additional Information (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 42,510,194	$ 100,683,377
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 42,510,194	$ 100,683,377